Notes Payable (Details) - Schedule of note payable - USD ($)	Jul. 31, 2022	Oct. 31, 2021	Dec. 31, 2020
Schedule Of Note Payable Abstract
Principal amount	$ 306,900	$ 306,900	$ 171,612
Less: current portion	(17,198)	(15,361)	(20,068)
Notes payable - long term portion	$ 289,702	$ 291,539	$ 151,544